Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
The fair value of certain financial instruments and the hierarchy level we used to estimate fair values are shown below:

	December 31, 2016
		Hierarchy Level
	Carrying Value	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$782	$—	$782	$—
Restricted cash equivalents	11	—	11	—
Liabilities:
Long-term debt(1)	6,369	2,516	—	4,006
Interest rate swaps	12	—	12	—

	December 31, 2015
		Hierarchy Level
	Carrying Value	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$287	$—	$287	$—
Restricted cash equivalents	18	—	18	—
Liabilities:
Long-term debt(1)	5,647	1,560	—	4,222
Interest rate swaps	15	—	15	—
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(1)	The carrying value includes unamortized deferred financing costs and discount. The carrying values and fair values exclude capital lease obligations and other debt.